Financial Instruments - Summary of Consolidated Net Monetary Assets (Liabilities) by Currency (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Monetary assets	$ 57,723	$ 80,739
Monetary liabilities	340,455	383,597
Net monetary assets (liabilities)	(282,732)	(302,858)
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(157,203)	(221,260)
Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(12,327)	(3,212)
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(68,605)	(57,935)
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(28,477)	(14,408)
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(16,120)	(6,043)
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	11,798	10,261
Monetary liabilities	17,505	10,564
Net monetary assets (liabilities)	(5,707)	(303)
Mexico [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,097)	(483)
Mexico [member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(4,610)	180
Mexico [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
Mexico [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
Mexico [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
United States [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	9,453	26,685
Monetary liabilities	32,158	33,145
Net monetary assets (liabilities)	(22,705)	(6,460)
United States [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(22,710)	(6,463)
United States [member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	4	3
United States [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
United States [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
United States [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	1	0
Europe [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	14,182	12,724
Monetary liabilities	45,675	42,336
Net monetary assets (liabilities)	(31,493)	(29,612)
Europe [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	39	38
Europe [member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	24	0
Europe [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(10,155)	(9,465)
Europe [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(19,358)	(14,408)
Europe [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(2,043)	(5,777)
South, Central America And Caribbean [Member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	7,347	6,132
Monetary liabilities	12,016	9,130
Net monetary assets (liabilities)	(4,669)	(2,998)
South, Central America And Caribbean [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(126)	35
South, Central America And Caribbean [Member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
South, Central America And Caribbean [Member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	2	0
South, Central America And Caribbean [Member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
South, Central America And Caribbean [Member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(4,545)	(3,033)
Asia, Middle East and Africa [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	9,780	13,101
Monetary liabilities	11,522	11,305
Net monetary assets (liabilities)	(1,742)	1,796
Asia, Middle East and Africa [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	221	364
Asia, Middle East and Africa [member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
Asia, Middle East and Africa [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
Asia, Middle East and Africa [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
Asia, Middle East and Africa [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,963)	1,432
Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	5,163	11,836
Monetary liabilities	221,579	277,117
Net monetary assets (liabilities)	(216,416)	(265,281)
Other Operations [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(133,530)	(214,751)
Other Operations [Member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(7,745)	(3,395)
Other Operations [Member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(58,452)	(48,470)
Other Operations [Member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(9,119)	0
Other Operations [Member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	$ (7,570)	$ 1,335